Note 3 - Equity Compensation Plans and Capital Stock (Details Textual) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share Repurchase Program, Authorized, Number of Shares (in shares)	1,045,774
Treasury Stock, Shares, Acquired (in shares)	0	0
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings (in shares)	630	9,801
Cumulative Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)	1,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 1
Preferred Stock, Shares Issued (in shares)	0	0
Time Restricted Shares [Member] | Vesting Over Three Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	53,221
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years
Time Restricted Shares [Member] | Vesting Over Two Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	2 years
Time Restricted Shares [Member] | Cliff Vesting Over One Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	2,742
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	1 year
Performance Restricted Shares [Member] | Vesting Over Three Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	36,313
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)	3 years
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	142,276	4,026
Share-Based Payment Arrangement, Expense	$ 0.7	$ 0.2
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	$ 1.6	$ 0.1
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)	1 year 9 months 18 days	9 months 18 days
The 2025 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)	550,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)	521,696